As filed with the Securities and Exchange Commission on September 23, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

David H. Van Slooten
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(800) 729-2307
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2010 - (Unaudited)

Shares		Value
	COMMON STOCKS - 95.1%
	Consumer Discretionary - 11.0%
30,500	Amazon.com, Inc. (a)	$3,595,645
70,700	Bed Bath & Beyond, Inc. (a)	2,678,116
171,900	CarMax, Inc. (a)	3,627,090
145,400	Collective Brands, Inc. (a)	2,329,308
64,500	DIRECTV Group, Inc. (The) (a)	2,396,820
199,300	Dress Barn, Inc. (a)	4,922,710
32,200	Kohl's Corp. (a)	1,535,618
72,200	Mattel, Inc.	1,527,752
8,100	Men's Wearhouse, Inc.	157,626
59,900	Sony Corp. - ADR	1,870,078
61,000	TJX Cos, Inc.	2,532,720
60,000	Walt Disney Co. (The)	2,021,400
71,400	Whirlpool Corp.	5,947,620
		35,142,503

	Consumer Staples - 1.5%
36,000	Kellogg Co.	1,801,800
25,000	PepsiCo, Inc.	1,622,750
24,000	Procter & Gamble Co.	1,467,840
		4,892,390

	Energy - 7.0%
94,800	Cameco Corp.	2,416,452
50,000	Cameron International Corp. (a)	1,979,500
50,000	Cenovus Energy, Inc.	1,410,000
46,000	EnCana Corp.	1,404,380
43,500	EOG Resources, Inc.	4,241,250
44,000	National Oilwell Varco, Inc.	1,723,040
24,000	Noble Energy, Inc.	1,609,440
60,000	Range Resources Corp.	2,227,200
53,334	Schlumberger Ltd.	3,181,906
46,000	Transocean Ltd. (a)	2,125,660
		22,318,828

	Financials - 6.5%
48,000	Berkshire Hathaway, Inc. - Class B (a)	3,749,760
60,000	Chubb Corp.	3,157,800
111,100	Discover Financial Services	1,696,497
519,850	Marsh & McLennan Cos, Inc.	12,226,872
		20,830,929

	Health Care - 24.8%
75,000	Affymetrix, Inc. (a)	366,750
224,800	Amgen, Inc. (a)	12,258,344
134,900	Biogen Idec, Inc. (a)	7,538,212
467,900	Boston Scientific Corp. (a)	2,620,240
386,200	Eli Lilly & Co.	13,748,720
84,000	GlaxoSmithKline PLC - ADR	2,954,280
46,000	Johnson & Johnson	2,672,140
263,100	Medtronic, Inc.	9,726,807
164,850	Novartis AG - ADR	8,034,789
17,000	Pfizer, Inc.	255,000
100,016	Roche Holding AG - CHF	13,009,665
16,500	Sanofi Aventis - ADR	480,810
93,400	Waters Corp. (a)	5,992,544
		79,658,301

	Industrials - 14.9%
23,800	Alaska Air Group, Inc. (a)	1,227,842
50,000	Alexander & Baldwin, Inc.	1,677,500
261,000	AMR Corp. (a)	1,847,880
45,000	Arkansas Best Corp	1,015,650
109,300	Boeing Co.	7,447,702
23,500	Caterpillar, Inc.	1,639,125
7,500	Deere & Co.	500,100
16,000	FedEx Corp.	1,320,800
148,300	Honeywell International, Inc.	6,356,138
23,500	JetBlue Airways Corp. (a)	151,105
160,000	McDermott International, Inc. (a)	3,761,600
26,200	Norfolk Southern Corp.	1,474,274
38,800	Pall Corp.	1,483,712
80,800	Ritchie Bros. Auctioneers, Inc.	1,503,688
74,000	Rockwell Automation, Inc.	4,007,100
496,900	Southwest Airlines Co.	5,987,645
1,900	Thomas & Betts Corp. (a)	75,316
24,000	Union Pacific Corp.	1,792,080
68,400	United Parcel Service, Inc.	4,446,000
		47,715,257

	Information Technology - 20.4%
20,550	Accenture Ltd. - Class A	814,602
190,000	Altera Corp.	5,266,800
131,700	Applied Materials, Inc.	1,554,060
40,321	ASML Holding N.V. - ADR	1,297,933
50,600	Corning, Inc.	916,872
298,300	Electronic Arts, Inc. (a)	4,751,919
270,100	EMC Corp. (a)	5,345,279
2,000	Google, Inc. (a)	969,700
46,000	Hewlett-Packard Co.	2,117,840
105,000	Intel Corp.	2,163,000
49,400	Intersil Corp.	561,184
84,000	Intuit, Inc. (a)	3,339,000
189,900	KLA-Tencor Corp.	6,014,133
490,000	L.M. Ericsson Telephone Co. - ADR	5,390,000
196,900	Microsoft Corp.	5,081,989
112,900	Motorola, Inc. (a)	845,621
54,800	NeuStar, Inc. - Class A (a)	1,273,004
142,000	NVIDIA Corp. (a)	1,304,980
88,500	Oracle Corp.	2,092,140
42,700	Research In Motion Ltd. (a)	2,456,531
225,800	Symantec Corp. (a)	2,928,626
291,600	Texas Instruments, Inc.	7,199,604
47,400	Xilinx, Inc.	1,323,408
24,800	Yahoo!, Inc. (a)	344,224
		65,352,449

	Materials - 7.5%
9,725	Domtar Corp.	568,913
24,300	Freeport-McMoRan Copper & Gold, Inc.	1,738,422
100,700	Monsanto Co.	5,824,488
37,000	Newmont Mining Corp.	2,068,300
21,400	Potash Corp. of Saskatchewan	2,244,218
80,000	Schweitzer-Mauduit International, Inc.	4,234,400
135,393	Vulcan Materials Co.	6,125,179
80,000	Weyerhaeuser Co.	1,297,600
		24,101,520

	Telecommunication Services - 0.2%
115,750	Sprint Nextel Corp. (a)	528,978
		528,978
	Utilities - 1.3%
40,000	Edison International	1,326,000
30,000	NextEra Energy, Inc.	1,569,000
36,000	Public Service Enterprise Group, Inc.	1,184,400
		4,079,400

	TOTAL COMMON STOCKS
	(Cost $295,303,362)	$304,620,555

Principal Amount		Value
	SHORT TERM INVESTMENTS - 8.3%
$26,597,089	Dreyfus Treasury Prime Cash Management	26,597,089
	TOTAL SHORT TERM INVESTMENTS
	(Cost $26,597,089)	$26,597,089
	TOTAL INVESTMENTS
	(Cost $321,900,451) - 103.4%	331,217,644
	Liabilities in Excess of Other Assets - (3.4)%	(10,783,135)
	TOTAL NET ASSETS - 100.0%	$320,434,509

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

^ The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows:
	Cost of investments	$ 321,900,451
	Gross unrealized appreciation	34,188,079
	Gross unrealized depreciation	(24,870,886)
	Net unrealized appreciation	$ 9,317,193

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund's investments carried at fair value:

PRIMECAP Odyssey Stock Fund
	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$304,620,555	$—	$—	$ 304,620,555
Total Equity	$304,620,555	$—	$—	$ 304,620,555
Short-Term Investments	$26,597,089	$—	$—	$ 26,597,089
Total Investments in Securities	$331,217,644	$—	$—	$ 331,217,644

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.2%
	Consumer Discretionary - 7.0%
250,000	99 Cents Only Stores (a)	$4,155,000
77,900	Amazon.com, Inc. (a)	9,183,631
213,600	Bed Bath & Beyond, Inc. (a)	8,091,168
717,000	CarMax, Inc. (a)	15,128,700
60,000	Carnival Corp.	2,080,800
166,200	DIRECTV Group, Inc. (The) (a)	6,175,992
220,000	DreamWorks Animation SKG, Inc. (a)	6,855,200
357,900	Dress Barn, Inc. (a)	8,840,130
228,500	Gentex Corp.	4,403,195
55,850	Kohl's Corp. (a)	2,663,486
200,000	Mattel, Inc.	4,232,000
343,800	Quiksilver, Inc. (a)	1,536,786
252,100	Sony Corp. - ADR	7,870,562
63,000	TJX Cos, Inc.	2,615,760
		83,832,410

	Consumer Staples - 0.5%
100,000	Procter & Gamble Co.	6,116,000
		6,116,000
	Energy - 4.5%
70,000	Cenovus Energy, Inc.	1,974,000
120,000	EnCana Corp.	3,663,600
115,400	EOG Resources, Inc.	11,251,500
100,000	Hess Corp.	5,359,000
140,000	National Oilwell Varco, Inc.	5,482,400
60,000	Noble Energy, Inc.	4,023,600
170,000	Oceaneering International, Inc. (a)	8,411,600
120,000	Range Resources Corp.	4,454,400
158,100	Schlumberger Ltd	9,432,246
		54,052,346

	Financials - 3.3%
29,000	Bank of New York Mellon Corp. (The)	727,030
88,950	Berkshire Hathaway, Inc. - Class B (a)	6,948,774
180,000	Chubb Corp.	9,473,400
880,000	Marsh & McLennan Cos, Inc.	20,697,600
120,000	Progressive Corp. (The)	2,356,800
		40,203,604

	Health Care - 38.7%
810,000	Abiomed, Inc. (a)	8,982,900
1,695,000	Accuray, Inc. (a)	11,153,100
281,000	Affymetrix, Inc. (a)	1,374,090
832,300	Amgen, Inc. (a)	45,385,319
391,500	Biogen Idec, Inc. (a)	21,877,020
298,200	BioMarin Pharmaceutical, Inc. (a)	6,515,670
1,121,300	Boston Scientific Corp. (a)	6,279,280
1,320,100	Cepheid, Inc. (a)	21,847,655
140,000	Cerner Corp. (a)	10,843,000
2,133,728	Conceptus, Inc. (a)	28,826,665
1,906,200	Crucell N.V. - ADR (a)	36,923,094
705,000	Dendreon Corp. (a)	23,201,550
902,200	Eli Lilly & Co.	32,118,320
88,800	GlaxoSmithKline PLC - ADR	3,123,096
270,000	Illumina, Inc. (a)	12,104,100
5,612,800	Immunogen, Inc. (a)	52,928,704
120,000	Johnson & Johnson	6,970,800
200,000	Kinetic Concepts, Inc. (a)	7,102,000
100,000	Life Technologies Corp. (a)	4,299,000
529,100	Medtronic, Inc.	19,560,827
298,100	Micrus Endovascular Corp. (a)	6,933,806
2,029,300	Nektar Therapeutics (a)	26,502,658
260,800	Novartis AG - ADR	12,711,392
120,000	NuVasive, Inc. (a)	3,932,400
160,000	OraSure Technologies, Inc. (a)	758,400
302,632	Roche Holding AG - CHF	39,365,111
136,200	SurModics, Inc. (a)	1,786,944
168,500	Waters Corp. (a)	10,810,960
215,000	Wright Medical Group, Inc. (a)	3,356,150
		467,574,011

	Industrials - 9.1%
2,017,300	AMR Corp. (a)	14,282,484
280,000	C. H. Robinson Worldwide, Inc.	18,256,000
136,000	Caterpillar, Inc.	9,486,000
187,565	Colfax Corp. (a)	2,428,967
220,000	Expeditors International Washington, Inc.	9,380,800
50,600	FedEx Corp.	4,177,030
284,550	JetBlue Airways Corp. (a)	1,829,656
300,000	McDermott International, Inc. (a)	7,053,000
107,800	Pall Corp.	4,122,272
389,000	Ritchie Bros. Auctioneers, Inc.	7,239,290
33,100	Rockwell Automation, Inc.	1,792,365
1,751,900	Southwest Airlines Co.	21,110,395
132,100	United Parcel Service, Inc.	8,586,500
		109,744,759

	Information Technology - 27.2%
57,850	Accenture Ltd. - Class A	2,293,174
306,300	Adobe Systems, Inc. (a)	8,796,936
200,000	Akamai Technologies, Inc. (a)	7,672,000
1,010,000	Altera Corp.	27,997,200
289,300	Applied Materials, Inc.	3,413,740
167,944	ASML Holding N.V. - ADR	5,406,117
138,000	Avid Technology, Inc. (a)	1,784,340
30,000	Cisco Systems, Inc. (a)	692,100
198,800	Corning, Inc.	3,602,256
194,700	Cree, Inc. (a)	13,792,548
37,000	Cymer, Inc. (a)	1,231,360
1,728,700	Electronic Arts, Inc. (a)	27,538,191
783,700	EMC Corp. (a)	15,509,423
1,760,000	Flextronics International Ltd. (a)	10,947,200
629,700	FormFactor, Inc. (a)	6,095,496
57,080	Google, Inc. - Class A (a)	27,675,238
90,000	Hewlett-Packard Co.	4,143,600
185,500	Intel Corp.	3,821,300
78,000	Intersil Corp. - Class A	886,080
390,400	Intuit, Inc. (a)	15,518,400
191,300	KLA-Tencor Corp.	6,058,471
1,200,000	L.M. Ericsson Telephone Co. - ADR	13,200,000
49,000	McAfee, Inc. (a)	1,621,900
42,000	Micron Technology, Inc. (a)	305,760
343,900	Microsoft Corp.	8,876,059
245,900	Motorola, Inc. (a)	1,841,791
195,900	NeuStar, Inc. - Class A (a)	4,550,757
1,180,000	Nuance Communications, Inc. (a)	19,481,800
540,000	NVIDIA Corp. (a)	4,962,600
231,100	Oracle Corp.	5,463,204
90,000	QUALCOMM, Inc.	3,427,200
409,800	Rambus, Inc. (a)	8,052,570
185,650	Research In Motion Ltd. (a)	10,680,445
151,800	SanDisk Corp. (a)	6,633,660
640,000	Stratasys, Inc. (a)	14,534,400
536,400	Symantec Corp. (a)	6,957,108
463,800	Texas Instruments, Inc.	11,451,222
200,000	Trimble Navigation Ltd. (a)	5,674,000
217,000	Xilinx, Inc.	6,058,640
		328,648,286

	Materials - 2.8%
440,900	Monsanto Co.	25,501,656
17,250	Praxair, Inc.	1,497,645
156,400	Vulcan Materials Co.	7,075,536
		34,074,837

	Telecommunication Services - 0.1%
292,450	Sprint Nextel Corp. (a)	1,336,497
		1,336,497
	TOTAL COMMON STOCKS
	(Cost $1,102,054,810)	$1,125,582,750

Principal Amount		Value
	SHORT TERM INVESTMENTS - 6.9%
$83,786,364	Dreyfus Treasury Prime Cash Management	$83,786,364
	TOTAL SHORT TERM INVESTMENTS
	(Cost $83,786,364)	83,786,364
	TOTAL INVESTMENTS
	(Cost $1,185,841,174) - 100.1%	1,209,369,114
	Liabilities in Excess of Other Assets - (0.1)%	(913,507)
	TOTAL NET ASSETS - 100.0%	$1,208,455,607

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

^ The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows:
	Cost of investments	$ 1,185,841,174
	Gross unrealized appreciation	125,592,378
	Gross unrealized depreciation	(102,064,438)
	Net unrealized appreciation	$ 23,527,940

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund's investments carried at fair value:

PRIMECAP Odyssey Growth Fund
	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$1,125,582,750	$—	$—	$ 1,125,582,750
Total Equity	$1,125,582,750	$—	$—	$ 1,125,582,750
Short-Term Investments	$83,786,364	$—	$—	$ 83,786,364
Total Investments in Securities	$1,209,369,114	$—	$—	$ 1,209,369,114

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2010 - (Unaudited)

Shares		Value
	COMMON STOCKS - 90.1%
	Consumer Discretionary - 3.9%
63,000	Amazon.com, Inc. (a)	7,427,070
293,400	CarMax, Inc. (a)	6,190,740
74,700	DIRECTV Group, Inc. (The) (a)	2,775,852
142,000	DreamWorks Animation SKG, Inc. (a)	4,424,720
140,000	Gentex Corp.	2,697,800
229,000	Quiksilver, Inc. (a)	1,023,630
		24,539,812

	Consumer Staples - 1.1%
1,877,705	Smart Balance, Inc. (a)	7,172,833
		7,172,833
	Energy - 2.7%
120,000	Cabot Oil & Gas Corp.	3,656,400
32,000	EOG Resources, Inc.	3,120,000
60,000	National Oilwell Varco, Inc.	2,349,600
84,000	Oceaneering International, Inc. (a)	4,156,320
100,000	Range Resources Corp.	3,712,000
		16,994,320

	Financials - 1.4%
605,820	MarketAxess Holdings, Inc.	8,614,760
		8,614,760
	Health Care - 40.9%
1,212,073	Abiomed, Inc. (a)	13,441,890
1,050,000	Accuray, Inc. (a)	6,909,000
222,000	Affymetrix, Inc. (a)	1,085,580
205,000	Biogen Idec, Inc. (a)	11,455,400
510,300	BioMarin Pharmaceutical, Inc. (a)	11,150,055
1,069,800	Boston Scientific Corp. (a)	5,990,880
591,600	Cardica, Inc. (a)	1,017,552
1,172,800	Cepheid, Inc. (a)	19,409,840
1,294,750	Conceptus, Inc. (a)	17,492,072
963,000	Crucell N.V. - ADR (a)	18,653,310
568,800	Dendreon Corp. (a)	18,719,208
3,730,000	Dyax Corp. (a)	8,952,000
3,189,512	Immunogen, Inc. (a)	30,077,098
152,000	InterMune, Inc. (a)	1,483,520
198,500	Kinetic Concepts, Inc. (a)	7,048,735
476,300	Luminex Corp. (a)	7,754,164
325,000	Micrus Endovascular Corp. (a)	7,559,500
1,093,400	Nektar Therapeutics (a)	14,279,804
115,000	NuVasive, Inc. (a)	3,768,550
1,642,600	OraSure Technologies, Inc. (a)	7,785,924
1,768,339	Pharmacyclics, Inc. (a)	12,325,323
188,000	Roche Holding AG - CHF	24,454,258
116,000	SurModics, Inc. (a)	1,521,920
220,000	Wright Medical Group, Inc. (a)	3,434,200
		255,769,783

	Industrials - 9.2%
195,000	Alaska Air Group, Inc. (a)	10,060,050
1,450,000	AMR Corp. (a)	10,266,000
116,000	C. H. Robinson Worldwide, Inc.	7,563,200
441,210	Colfax Corp. (a)	5,713,669
745,425	JetBlue Airways Corp. (a)	4,793,083
82,600	Pall Corp.	3,158,624
271,700	Ritchie Bros. Auctioneers, Inc.	5,056,337
320,600	Southwest Airlines Co.	3,863,230
234,000	US Airways Group, Inc. (a)	2,538,900
400,000	Vitran Corp, Inc. (a)	4,400,000
		57,413,093

	Information Technology - 28.3%
520,932	3PAR, Inc. (a)	5,261,413
180,000	Akamai Technologies, Inc. (a)	6,904,800
510,000	Altera Corp.	14,137,200
214,588	ASML Holding N.V. - ADR	6,907,588
115,000	Avid Technology, Inc. (a)	1,486,950
145,600	Cree, Inc. (a)	10,314,304
96,500	Cymer, Inc. (a)	3,211,520
1,009,800	Electronic Arts, Inc. (a)	16,086,114
200,000	EMC Corp. (a)	3,958,000
230,000	FARO Technologies, Inc. (a)	4,731,100
573,800	FormFactor, Inc. (a)	5,554,384
24,400	Google, Inc. (a)	11,830,340
612,100	Guidance Software, Inc. (a)	2,919,717
113,800	Intermec, Inc. (a)	1,194,900
80,000	Internet Brands, Inc. (a)	878,400
255,000	Intuit, Inc. (a)	10,136,250
165,300	KLA-Tencor Corp.	5,235,051
57,500	McAfee, Inc. (a)	1,903,250
40,000	Micron Technology, Inc. (a)	291,200
53,000	Monster Worldwide, Inc. (a)	727,160
149,200	NeuStar, Inc. - Class A (a)	3,465,916
440,000	Nuance Communications, Inc. (a)	7,264,400
326,550	NVIDIA Corp. (a)	3,000,995
311,800	Rambus, Inc. (a)	6,126,870
187,100	Research In Motion Ltd. (a)	10,763,863
83,100	SanDisk Corp. (a)	3,631,470
52,100	Smart Technologies, Inc. (a)	801,819
581,800	Stratasys, Inc. (a)	13,212,678
230,100	Symantec Corp. (a)	2,984,397
120,000	Trimble Navigation Ltd. (a)	3,404,400
441,600	Websense, Inc. (a)	8,196,096
25,000	Yahoo!, Inc. (a)	347,000
		176,869,545

	Materials - 2.4%
256,800	Monsanto Co.	14,853,312
		14,853,312
	Telecommunication Services - 0.2%
296,700	Sprint Nextel Corp. (a)	1,355,919
		1,355,919
	TOTAL COMMON STOCKS
	(Cost $554,672,069)	$563,583,377

Principal Amount		Value
	SHORT TERM INVESTMENTS - 9.6%
$59,817,389	Dreyfus Treasury Prime Cash Management	$59,817,389
	TOTAL SHORT TERM INVESTMENTS
	(Cost $59,817,389)	59,817,389
	TOTAL INVESTMENTS
	(Cost $614,489,458) - 99.7%	623,400,766
	Other Assets and Liabilities - 0.3%	2,073,848
	TOTAL NET ASSETS - 100.0%	$625,474,614

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

^ The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows:
	Cost of investments	$ 614,489,458
	Gross unrealized appreciation	88,753,063
	Gross unrealized depreciation	(79,841,755)
	Net unrealized appreciation	$ 8,911,308

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund's investments carried at fair value:

PRIMECAP Odyssey Aggressive Growth Fund
	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$563,583,377	$—	$—	$ 563,583,377
Total Equity	$563,583,377	$—	$—	$ 563,583,377
Short-Term Investments	$59,817,389	$—	$—	$ 59,817,389
Total Investments in Securities	$623,400,766	$—	$—	$ 623,400,766

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    PRIMECAP Odyssey Funds

By (Signature and Title)    /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date    September 22, 2010

By (Signature and Title)    /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive Officer

Date    September 22, 2010

By (Signature and Title)    /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date    September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date    September 22, 2010

By (Signature and Title)    /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive Officer

Date    September 22, 2010

By (Signature and Title)    /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date    September 22, 2010

By (Signature and Title)    /s/ David H. Van Slooten
David H. Van Slooten, Chief Financial Officer

Date    September 22, 2010

* Print the name and title of each signing officer under his or her signature.